Other assets - Schedule of Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Straight-line rents, prepaid expenses and other	$ 692,521	$ 715,751
Notes receivable, net of allowance for credit losses	663,644	486,223
Loans receivable, net of allowance for credit losses	654,925	351,357
Derivative assets (Note 12)	130,614	211,993
Lease incentives	152,056	163,683
Operating lease right of use assets, net (Note 17)	57,009	81,952
Investments	87,055	62,519
Inventory	85,668	55,868
Other receivables, net	493,032	461,093
Other assets	3,016,524	2,590,439
Financing receivable, allowance for credit loss	24,000	111,000
Allowance for credit losses, loans receivable only	1,000	4,000
Interest income, loans receivable	35,000	26,000	$ 4,000
Deferral Agreements
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	656,000	459,000
Aircraft Sale Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses	$ 8,000	$ 27,000